CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net earnings	$ 427.6	$ 288.0	$ 197.6
Other comprehensive (loss) income:
Foreign currency translation adjustments	(265.9)	52.7	0.2
Translation adjustments on net investment hedge, net of income taxes of $20.3, $(5.4) and $(4.8), respectively	36.1	(9.5)	(7.9)
Translation adjustments of long-term intercompany loans	0.2	(0.2)	15.7
Unrealized gain (loss) on investments, net of income taxes of $2.1, $(2.3) and $1.1, respectively	5.2	(0.3)	3.6
Defined benefit pension plans and retiree health care plan, net of income taxes of $(8.6), $5.2 and $(4.3), respectively	(13.0)	5.1	(12.5)
Total other comprehensive (loss) income	(237.4)	47.8	(0.9)
Comprehensive income	$ 190.2	$ 335.8	$ 196.7